Accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting policies
Critical accounting policies and key sources of estimation uncertainty

Critical accounting policies and key sources of estimation uncertainty

The judgements and assumptions that are considered to be the most important to the portrayal of NatWest Group’s financial condition are those relating to deferred tax, fair value of financial instruments, loan impairment provisions, goodwill and provisions for liabilities and charges. These critical accounting policies and judgements are referenced on page 267 of the NatWest Group plc 2020 Annual Report on Form 20-F. Estimation uncertainty has been affected by the COVID-19 pandemic. Management’s consideration of this source of uncertainty is outlined in the relevant sections of the NatWest Group plc 2020 Annual Report on Form 20-F, including the ECL estimate for the period in the Risk and capital management section contained in the NatWest Group plc 2020 Annual Report on Form 20-F.

Information used for significant estimates

Information used for significant estimates

The COVID-19 pandemic has continued to cause significant economic and social disruption. Key financial estimates are based on a range of anticipated future economic conditions described by internally developed scenarios. Measurement of goodwill, deferred tax and expected credit losses are highly sensitive to reasonably possible changes in those anticipated conditions. Other reasonably possible assumptions about the future include a prolonged financial effect of the COVID-19 pandemic on the economy of the UK and other countries. Changes in judgements and assumptions could result in a material adjustment to those estimates in the next reporting periods. Refer to the NatWest Group plc Risk factors section in the 2020 Annual Report on Form 20-F.